Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2014 MXN ($)
Major maintenance provision.
Discount rate	8.85%		9.42%	6.85%	8.85%
Major maintenance of concessioned assets			$ 669,653	$ 603,703		$ 592,789
Additions		$ 285,755	168,804	182,561
Disbursements	$ (4,955)	(97,784)	(102,854)	(171,647)
Short-term			160,607	220,410	$ 232,645
Long-term	31,668		509,046	383,293	$ 624,979
Present value of major maintenance provision	$ (278)	$ (5,477)	$ (94,072)	$ 8,268